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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------

Check here if Amendment  [ ]             Amendment  Number: ___
     This Amendment (Check only one.):       [ ] is a restatement.
                                             [ ] adds new holdings
                                                 entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number: 28-04221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen M. Fleiss
Title:   Managing Member of KMF Advisers LLC, General Partner
         of KMF Partners, L.P.
Phone:   (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss            New York, New York                   5/3/01
----------------------        --------------------           -------------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      2
                                                                    ---------

Form 13F Information Table Entry Total:                                57
                                                                    --------

Form 13F Information Table Value Total:                               170,814
                                                                    ---------
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number                       Name

1                28-04223                                   KMF Partners, L.P.

2                28-05699                                   KMF Advisers LLC



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
KMF PARTNERS
13 F SECURITIES
FOR THE PERIOD ENDING 3/31/01


Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
ABERCROMBIE AND FITCH CO.             CLA        002896207    3,270        100,000     Defined      1,2        100,000
ABGENIX INC.                          COM        00339B107    2,369        100,000     Defined      1,2        100,000
ADVANCED MICRO DEVICES                COM        007903107    2,654        100,000     Defined      1,2        100,000
ALLEGIANCE TELECOM INC.               COM        01747T102    1,475        100,000     Defined      1,2        100,000
AMERICA ONLINE INC.                   COM        02364J104   22,850        569,104     Defined      1,2        569,104
AMERICAN EAGLE OUTFITTERS             COM        02553E106    3,163        110,000     Defined      1,2        110,000
ANDRX GROUP                           COM        034553107    1,470         30,000     Defined      1,2         30,000
APPLE COMPUTER                        COM        037833100    4,414        200,000     Defined      1,2        200,000
APRIA HEALTHCARE GROUP INC.           COM        037933108    1,209         50,000     Defined      1,2         50,000
BOSTON SCIENTIFIC                     COM        101137107    4,036        200,000     Defined      1,2        200,000
CALPINE CORP.                         COM        131347106    4,406         80,000     Defined      1,2         80,000
CENDANT CORP.                         COM        151313103    4,377        300,000     Defined      1,2        300,000
CHECK POINT SOFTWARE INC.             ORD        M22465104    5,700        120,000     Defined      1,2        120,000
CHEESECAKE FACTORY                    COM        163072101    1,196         32,500     Defined      1,2         32,500
CIENA CORP                            COM        171779101    4,593        110,000     Defined      1,2        110,000
CITRIX SYSTEMS                        COM        177376100    2,535        120,000     Defined      1,2        120,000
CLEAR CHANNEL                         COM        184502102    3,267         60,000     Defined      1,2         60,000
CURAGEN CORP.                         COM        23126R101    1,172         50,000     Defined      1,2         50,000
DELL COMPUTER                         COM        247025109    5,138        200,000     Defined      1,2        200,000
DEVON ENERGY CORP.                    COM        25179M103    2,328         40,000     Defined      1,2         40,000
DYNEGY INC.                           CLA        26816Q101    2,551         50,000     Defined      1,2         50,000
EFUNDS CORP.                          COM        28224R101      963         50,000     Defined      1,2         50,000
ENZON INC.                            COM        293904108    1,900         40,000     Defined      1,2         40,000
EQUITABLE RESOURCES INC.              COM        294549100    2,760         40,000     Defined      1,2         40,000
EVEREST REINSURANCE GROUP LTD.        COM        G3223R108    3,326         50,000     Defined      1,2         50,000
EXPRESS SCRIPTS INC.                  CLA        302182100    4,334         50,000     Defined      1,2         50,000
GUIDANT CORP                          COM        401698105    3,599         80,000     Defined      1,2         80,000
HEALTH MGMT ASSOCIATES                CLA        421933102    3,110        200,000     Defined      1,2        200,000
HUMAN GENOME SCIENCE                  COM        444903108    1,380         30,000     Defined      1,2         30,000
IMCLONE SYSTEMS                       COM        45245W109      996         30,000     Defined      1,2         30,000
IMMUNEX CORP.                         COM        452528102    1,431        100,000     Defined      1,2        100,000




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

Item 1                                Item 2     Item 3      Item 4        Item 5      Item 6       Item 7     Item 8
                                      Title of   CUSIP       Fair Market               Investment   Other
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                          (b)                  (Shared)
JACK IN THE BOX INC.                  COM        466367109      749         25,000     Defined      1,2         25,000
JDS UNIPHASE CORP                     COM        46612J101    5,347        290,000     Defined      1,2        290,000
KINDER MORGAN INC.                    COM        49455P101    4,256         80,000     Defined      1,2         80,000
KOHL'S CORPORATION                    COM        500255104   10,808        175,200     Defined      1,2        175,200
KRISPY KREME DOUGHNUTS INC.           COM        501014104    3,600        100,000     Defined      1,2        100,000
LIFEPOINT HOSPITALS INC.              COM        53219L109    1,251         35,000     Defined      1,2         35,000
LOWES COMPANIES                       COM        548661107    2,923         50,000     Defined      1,2         50,000
MEDIMMUNE INC.                        COM        584699102    7,306        203,662     Defined      1,2        203,662
MEDTRONIC INC.                        COM        585055106    3,055         66,800     Defined      1,2         66,800
MILLENIUM PHARMACEUTICALS INC.        COM        599902103    1,523         50,000     Defined      1,2         50,000
MYLAN LABORATORIES INC.               COM        628530107      776         30,000     Defined      1,2         30,000
OSI PHARMACEUTICALS, INC.             COM        671040103    6,142        155,000     Defined      1,2        155,000
OXFORD HEALTH PLANS                   COM        691471106    2,675        100,000     Defined      1,2        100,000
RARE HOSPITALITY INTL INC.            COM        753820109    1,244         50,000     Defined      1,2         50,000
SONIC CORP.                           COM        835451105      752         30,000     Defined      1,2         30,000
TIFFANY & CO.-NEW                     COM        886547108    3,270        120,000     Defined      1,2        120,000
UNIVERSAL HEALTH SERVICES INC.        CLB        913903100    1,766         20,000     Defined      1,2         20,000
VISX INC.                             COM        92844S105    3,348        195,000     Defined      1,2        195,000
WORLDCOM INC.                         COM        98157D106    1,869        100,000     Defined      1,2        100,000
AT&T CORP APR 27 1/2 CALLS            CALL       001957909       50         10,000     Defined      1,2         10,000
LUCENT TECHNOLOGIES INC APR 17
     1/2 CALLS                        CALL       549463907       10          2,000     Defined      1,2          2,000
MCLEODUSA INC APR 20 CALLS            CALL       582266902       18          1,400     Defined      1,2          1,400
MOTOROLA INC APR 17 1/2 CALLS         CALL       620076909       50          2,000     Defined      1,2          2,000
SUN MICROSYSTEMS INC APR 22 1/2 CALLS CALL       866810904       10          1,000     Defined      1,2          1,000
WEBMD CORP APR 10 CALLS               CALL       94769M905       19          3,000     Defined      1,2          3,000
XO COMMUNICATIONS INC APR 30 CALLS    CALL       983764901       25          1,000     Defined      1,2          1,000
----------------------------------------------------------------------------------------------------------------------

                                      TOTAL      170,814
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